Income Tax - Effect of preferential tax (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax
Tax effect of preferential tax treatment	¥ 47,453	¥ 18,137	¥ 6,535
Basic and diluted loss per share effect	¥ 0.11	¥ 0.04	¥ 0.02